First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Biotechnology — 9.7%
1,765	Caris Life Sciences, Inc. (a)	$31,452
483	Natera, Inc. (a)	131,110
569	Twist Bioscience Corp. (a)	58,539
865	Veracyte, Inc. (a)	50,802
		271,903
	Health Care Equipment & Supplies — 34.8%
566	Align Technology, Inc. (a)	95,462
2,350	Alphatec Holdings, Inc. (a)	20,328
2,933	Dexcom, Inc. (a)	197,538
473	Establishment Labs Holdings, Inc. (a)	40,588
1,128	Globus Medical, Inc., Class A (a)	89,123
403	Inspire Medical Systems, Inc. (a)	17,978
437	Insulet Corp. (a)	66,533
428	Intuitive Surgical, Inc. (a)	170,207
444	iRhythm Holdings, Inc. (a)	52,814
704	Procept Biorobotics Corp. (a)	15,896
620	QuidelOrtho Corp. (a)	10,859
840	ResMed, Inc.	163,699
915	Tandem Diabetes Care, Inc. (a)	13,807
380	TransMedics Group, Inc. (a)	25,240
		980,072
	Health Care Providers & Services — 15.0%
1,147	Guardant Health, Inc. (a)	172,084
2,625	Hims & Hers Health, Inc. (a)	91,009
498	Hinge Health, Inc., Class A (a)	41,334
2,783	LifeStance Health Group, Inc. (a)	29,806
1,761	NeoGenomics, Inc. (a)	25,693
1,501	Privia Health Group, Inc. (a)	38,621
862	Progyny, Inc. (a)	24,851
		423,398
	Health Care Technology — 12.5%
1,934	Doximity, Inc., Class A (a)	40,111
1,235	HeartFlow, Inc. (a)	36,235
773	Schrodinger, Inc. (a)	12,561
2,579	Teladoc Health, Inc. (a)	21,870
1,183	Veeva Systems, Inc., Class A (a)	209,947
1,505	Waystar Holding Corp. (a)	30,898
		351,622
	Insurance — 4.1%
4,070	Oscar Health, Inc., Class A (a)	116,076
	Life Sciences Tools & Services — 23.6%
1,323	10X Genomics, Inc., Class A (a)	50,724
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
2,336	Adaptive Biotechnologies Corp. (a)	$50,107
801	Illumina, Inc. (a)	140,840
1,204	IQVIA Holdings, Inc. (a)	232,637
2,162	QIAGEN N.V.	84,534
1,798	Tempus AI, Inc., Class A (a)	104,158
		663,000
	Total Common Stocks	2,806,071
	(Cost $2,669,973)
MONEY MARKET FUNDS — 0.0%
1,504	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (b)	1,504
	(Cost $1,504)

	Total Investments — 99.7%	2,807,575
	(Cost $2,671,477)
	Net Other Assets and Liabilities — 0.3%	8,081
	Net Assets — 100.0%	$2,815,656

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,806,071	$2,806,071	$—	$—
Money Market Funds	1,504	1,504	—	—
Total Investments	$2,807,575	$2,807,575	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Communications Equipment — 0.9%
10,149	Sercomm Corp. (TWD)	$25,742
	Electronic Equipment, Instruments & Components — 6.0%
525	Amphenol Corp., Class A	92,568
46,765	AUO Corp. (TWD)	48,003
3,503	Sunny Optical Technology Group Co., Ltd. (HKD)	27,246
		167,817
	Entertainment — 24.2%
1,332	Capcom Co., Ltd. (JPY)	24,675
1,630	DeNA Co., Ltd. (JPY)	24,566
357	Electronic Arts, Inc.	73,199
2,736	Koei Tecmo Holdings Co., Ltd. (JPY)	25,485
1,762	MIXI, Inc. (JPY)	29,335
3,226	NetEase, Inc. (HKD)	83,253
708	Netflix, Inc. (b)	50,551
819	Netmarble Corp. (KRW) (c) (d)	19,744
4,112	Nexon Co., Ltd. (JPY)	54,259
1,340	Nintendo Co., Ltd. (JPY)	56,165
725	Pearl Abyss Corp. (KRW) (b)	16,940
1,309	ROBLOX Corp., Class A (b)	71,183
1,730	Square Enix Holdings Co., Ltd. (JPY)	25,642
365	Take-Two Interactive Software, Inc. (b)	91,243
5,992	Ubisoft Entertainment S.A. (EUR) (b)	36,807
		683,047
	Health Care Technology — 1.6%
5,261	Teladoc Health, Inc. (b)	44,613
	Household Durables — 2.4%
3,370	Sony Group Corp. (JPY)	67,982
	Interactive Media & Services — 6.5%
2,304	Grindr, Inc. (b)	33,109
115	Meta Platforms, Inc., Class A	64,778
5,580	Snap, Inc., Class A (b)	24,775
1,125	Tencent Holdings Ltd. (HKD)	61,652
		184,314
	Semiconductors & Semiconductor Equipment — 42.0%
305	Advanced Micro Devices, Inc. (b)	177,178
1,170	Intel Corp. (b)	163,367
1,014	Microchip Technology, Inc.	92,477
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
171	Micron Technology, Inc.	$197,384
393	NVIDIA Corp.	78,635
4,689	Pixart Imaging, Inc. (TWD)	35,032
565	QUALCOMM, Inc.	104,406
1,888	STMicroelectronics N.V. (EUR)	139,184
198	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	94,559
336	Texas Instruments, Inc.	100,151
		1,182,373
	Software — 11.6%
314	Adobe, Inc. (b)	64,376
194	Microsoft Corp.	72,366
178	Synopsys, Inc. (b)	79,400
1,281	Unity Software, Inc. (b)	36,611
860	Zoom Communications, Inc. (b)	74,227
		326,980
	Technology Hardware, Storage & Peripherals — 4.6%
277	Apple, Inc.	80,153
18,081	Xiaomi Corp., Class B (HKD) (b) (c) (d)	49,889
		130,042
	Total Common Stocks	2,812,910
	(Cost $2,752,034)
MONEY MARKET FUNDS — 0.2%
6,085	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (e)	6,085
	(Cost $6,085)

	Total Investments — 100.0%	2,818,995
	(Cost $2,758,119)
	Net Other Assets and Liabilities — (0.0)%	(586)
	Net Assets — 100.0%	$2,818,409

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	66.5%
Japan	10.9
Cayman Islands	7.9
Taiwan	7.2
Netherlands	4.9
France	1.3
South Korea	1.3
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	69.8%
JPY	10.9
HKD	7.9
EUR	6.2
TWD	3.9
KRW	1.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,812,910	$2,812,910	$—	$—
Money Market Funds	6,085	6,085	—	—
Total Investments	$2,818,995	$2,818,995	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.7%
	Broadline Retail — 6.3%
40,159	Amazon.com, Inc. (b)	$9,571,496
	Communications Equipment — 1.8%
14,049	Arista Networks, Inc. (b)	2,386,644
7,122	Viavi Solutions, Inc. (b)	340,076
		2,726,720
	Interactive Media & Services — 9.5%
28,499	Alphabet, Inc., Class A	10,184,688
7,335	Meta Platforms, Inc., Class A	4,131,732
		14,316,420
	IT Services — 3.9%
7,946	CoreWeave, Inc., Class A (b)	790,945
1,064	MongoDB, Inc. (b)	357,398
4,533	Okta, Inc. (b)	618,528
16,413	Shopify, Inc., Class A (CAD) (b)	1,877,788
8,570	Snowflake, Inc. (b)	2,181,065
3,200	Wix.com Ltd. (b)	145,184
		5,970,908
	Semiconductors & Semiconductor Equipment — 54.8%
19,374	Advanced Micro Devices, Inc. (b)	11,254,550
5,209	Ambarella, Inc. (b)	446,932
617	ASM International N.V. (EUR)	705,334
3,138	ASML Holding N.V. (EUR)	6,172,021
3,686	Astera Labs, Inc. (b)	1,780,412
1,185	BE Semiconductor Industries N.V. (EUR)	388,727
26,776	Broadcom, Inc.	10,114,634
22,786	Marvell Technology, Inc.	6,787,722
18,769	MediaTek, Inc. (TWD)	2,501,041
11,489	Micron Technology, Inc.	13,261,638
618	Monolithic Power Systems, Inc.	854,298
45,494	NVIDIA Corp.	9,102,894
14,382	QUALCOMM, Inc.	2,657,650
6,554	SK hynix, Inc. (KRW)	11,210,289
74,483	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	5,634,769
		82,872,911
	Software — 21.9%
11,032	Adobe, Inc. (b)	2,261,781
3,861	Atlassian Corp., Class A (b)	300,347
10,971	Box, Inc., Class A (b)	291,170
3,645	Cadence Design Systems, Inc. (b)	1,368,041
3,298	CrowdStrike Holdings, Inc., Class A (b)	2,516,836
Shares	Description	Value

	Software (Continued)
8,631	Datadog, Inc., Class A (b)	$2,247,167
11,255	Dropbox, Inc., Class A (b)	309,175
6,995	Dynatrace, Inc. (b)	307,151
11,655	Gitlab, Inc., Class A (b)	355,827
3,650	Intuit, Inc.	952,650
19,066	Microsoft Corp.	7,111,999
5,702	Nebius Group N.V. (b)	1,574,721
28,784	Oracle Corp.	4,218,295
28,387	Palantir Technologies, Inc., Class A (b)	3,311,911
2,973	Qualys, Inc. (b)	408,758
19,763	SentinelOne, Inc., Class A (b)	335,378
27,889	ServiceNow, Inc. (b)	2,768,820
2,572	Synopsys, Inc. (b)	1,147,292
6,462	Trend Micro, Inc. (JPY)	237,742
23,415	UiPath, Inc., Class A (b)	254,521
6,838	Zoom Communications, Inc. (b)	590,188
1,903	Zscaler, Inc. (b)	268,609
		33,138,379
	Technology Hardware, Storage & Peripherals — 0.5%
2,641	NetApp, Inc.	408,721
11,358	Super Micro Computer, Inc. (b)	333,130
		741,851

	Total Investments — 98.7%	149,338,685
	(Cost $131,145,864)
	Net Other Assets and Liabilities — 1.3%	1,991,682
	Net Assets — 100.0%	$151,330,367

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Country Allocation†	% of Net Assets
United States	78.3%
South Korea	7.4
Netherlands	5.8
Taiwan	5.4
Canada	1.2
Cayman Islands	0.3
Japan	0.2
Israel	0.1
Total Investments	98.7
Net Other Assets and Liabilities	1.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	80.8%
KRW	7.5
TWD	5.4
EUR	4.9
CAD	1.2
JPY	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$149,338,685	$149,338,685	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Nuclear Power ETF (RCTR)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Aerospace & Defense — 12.7%
20,469	Babcock International Group PLC (GBP)	$258,425
5,892	BWX Technologies, Inc.	1,146,878
1,646	Huntington Ingalls Industries, Inc.	460,699
80,507	Rolls-Royce Holdings PLC (GBP)	1,542,671
		3,408,673
	Commercial Services & Supplies — 0.2%
1,857	KEPCO Plant Service & Engineering Co., Ltd. (KRW)	53,098
	Construction & Engineering — 3.1%
2,646	Aecon Group, Inc. (CAD)	84,926
2,788	AtkinsRealis Group, Inc. (CAD)	173,148
2,686	Fluor Corp. (b)	140,719
2,540	Hyundai Engineering & Construction Co., Ltd. (KRW)	187,225
1,234	KEPCO Engineering & Construction Co., Inc. (KRW)	85,941
19,938	Worley Ltd. (AUD)	152,673
		824,632
	Electric Utilities — 28.5%
13,005	CEZ A/S (CZK)	760,378
4,643	Constellation Energy Corp.	1,153,182
9,582	Duke Energy Corp.	1,212,889
11,026	Entergy Corp.	1,266,446
17,588	Fortum Oyj (EUR)	407,747
40,600	Kansai Electric Power (The) Co., Inc. (JPY)	570,690
10,677	Korea Electric Power Corp. (KRW)	254,985
19,000	Kyushu Electric Power Co., Inc. (JPY)	191,934
10,981	Oklo, Inc. (b)	574,636
12,998	Southern (The) Co.	1,244,039
		7,636,926
	Electrical Equipment — 13.7%
121,252	Dongfang Electric Corp., Ltd., Class H (HKD)	329,611
19,798	Doosan Enerbility Co., Ltd. (KRW) (b)	1,109,189
1,409	GE Vernova, Inc.	1,655,378
25,868	Harbin Electric Co., Ltd., Class H (HKD)	50,530
13,763	NuScale Power Corp. (b)	138,043
929,549	Shanghai Electric Group Co., Ltd., Class H (HKD)	400,604
		3,683,355
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 1.4%
20,237	Mirion Technologies, Inc. (b)	$362,849
	Independent Power and Renewable Electricity Producers — 13.2%
1,474,967	CGN Power Co., Ltd., Class H (HKD) (c) (d)	504,015
324,251	Huaneng Power International, Inc., Class H (HKD)	226,562
3,869	Talen Energy Corp. (b)	1,486,702
8,381	Vistra Corp.	1,329,478
		3,546,757
	Industrial Conglomerates — 4.3%
41,900	Hitachi Ltd. (JPY)	1,152,157
	Machinery — 4.9%
17,100	IHI Corp. (JPY)	285,167
41,900	Mitsubishi Heavy Industries Ltd. (JPY)	944,712
19,696	Silex Systems Ltd. (AUD) (b)	72,273
		1,302,152
	Metals & Mining — 5.5%
35,778	BHP Group Ltd. (AUD)	1,471,388
	Oil, Gas & Consumable Fuels — 12.1%
11,269	Cameco Corp. (CAD)	1,148,632
1,412	Centrus Energy Corp., Class A (b)	237,032
219,683	CGN Mining Co., Ltd. (HKD)	68,346
75,956	Denison Mines Corp. (CAD) (b)	232,969
19,565	Energy Fuels, Inc. (CAD) (b)	284,180
52,638	NexGen Energy Ltd. (CAD) (b)	494,369
31,014	Paladin Energy Ltd. (AUD) (b)	199,694
40,144	Uranium Energy Corp. (b)	427,935
19,788	Yellow Cake PLC (GBP) (b) (c) (d)	138,326
		3,231,483

	Total Investments — 99.6%	26,673,470
	(Cost $28,078,429)
	Net Other Assets and Liabilities — 0.4%	115,958
	Net Assets — 100.0%	$26,789,428

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

First Trust Bloomberg Nuclear Power ETF (RCTR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CZK	– Czech Koruna
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	47.9%
Japan	11.8
Canada	9.0
Australia	7.1
United Kingdom	6.7
South Korea	6.3
China	5.7
Czech Republic	2.8
Finland	1.5
Jersey	0.5
Cayman Islands	0.3
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	48.1%
JPY	11.8
CAD	9.1
GBP	7.3
AUD	7.1
KRW	6.3
HKD	5.9
CZK	2.9
EUR	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$26,673,470	$26,673,470	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Critical Metals ETF (FMTL)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Chemicals — 1.5%
9,002	Elkem ASA (NOK) (b) (c) (d)	$29,084
366	Intrepid Potash, Inc. (c)	11,997
4,823	Sociedad Quimica y Minera de Chile S.A., ADR	357,095
		398,176
	Independent Power and Renewable Electricity Producers — 0.1%
52,262	Vedanta Power Ltd. (INR) (c)	22,239
	Metals & Mining — 85.2%
8,908	Alcoa Corp.	464,463
36,110	Anglo American PLC (GBP)	1,770,798
11,764	Anglogold Ashanti PLC	951,590
10,797	Antofagasta PLC (GBP)	547,090
30,096	Barrick Mining Corp.	1,105,426
58,935	BHP Group Ltd. (AUD)	2,423,730
9,187	Boliden AB (SEK)	518,077
22,075	Capstone Copper Corp. (CAD) (c)	202,811
6,724	Centerra Gold, Inc. (CAD)	106,626
8,605	Cia de Minas Buenaventura S.A.A., ADR	252,040
304	Eramet S.A. (EUR) (c)	15,610
3,974	Ferroglobe PLC	12,637
34,164	Freeport-McMoRan, Inc.	2,148,574
301,919	Glencore PLC (GBP)	2,057,674
105,861	Grupo Mexico S.A.B. de C.V., Series B (MXN)	1,200,051
48,060	Hindalco Industries Ltd. (INR)	485,684
14,398	Iluka Resources Ltd. (AUD)	70,477
18,099	JX Advanced Metals Corp. (JPY)	489,556
4,623	KGHM Polska Miedz S.A. (PLN)	407,084
1,899	Mitsui Kinzoku Co. (JPY)	496,955
10,730	Newmont Corp.	1,002,182
1,507	Nexa Resources S.A. (c)	18,446
43,580	Norsk Hydro ASA (NOK)	395,361
7,584	OceanaGold Corp. (CAD)	190,101
24,006	Sibanye Stillwater Ltd., ADR	203,811
151,310	South32 Ltd. (AUD)	408,561
2,879	Southern Copper Corp.	501,695
6,806	SSR Mining, Inc. (c)	192,474
7,899	Sumitomo Metal Mining Co., Ltd. (JPY)	362,850
15,826	Teck Resources Ltd., Class B	941,014
6,712	USA Rare Earth, Inc. (c)	144,845
8,955	Valterra Platinum Ltd. (GBP)	602,234
55,122	Vedanta Aluminium Metal Ltd. (INR) (c)	261,149
Shares	Description	Value

	Metals & Mining (Continued)
52,262	Vedanta Iron and Steel Ltd. (INR) (c)	$19,467
55,122	Vedanta Ltd. (INR)	163,487
9,064	Wheaton Precious Metals Corp.	1,018,069
		22,152,699
	Oil, Gas & Consumable Fuels — 8.4%
14,729	Cameco Corp.	1,500,296
6,426	Encore Energy Corp. (c)	8,418
8,039	Energy Fuels, Inc. (c)	116,565
7,731	NAC Kazatomprom JSC, GDR (d)	531,120
52,262	Vedanta Oil and Gas Ltd. (INR) (c)	17,800
		2,174,199
	Trading Companies & Distributors — 4.8%
130,396	Sumitomo Corp. (JPY)	1,242,249

	Total Investments — 100.0%	25,989,562
	(Cost $27,157,702)
	Net Other Assets and Liabilities — 0.0%	3,122
	Net Assets — 100.0%	$25,992,684

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

First Trust Indxx Critical Metals ETF (FMTL)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Country Allocation†	% of Net Assets
Canada	20.7%
United States	16.4
United Kingdom	12.6
Australia	11.2
Japan	10.0
Jersey	7.9
Mexico	4.6
India	3.7
South Africa	3.1
Kazakhstan	2.0
Sweden	2.0
Norway	1.6
Poland	1.6
Chile	1.4
Peru	1.0
Luxembourg	0.1
France	0.1
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	44.2%
GBP	19.1
AUD	11.2
JPY	10.0
MXN	4.6
INR	3.7
SEK	2.0
CAD	1.9
NOK	1.6
PLN	1.6
EUR	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$25,989,562	$25,989,562	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund II
Additional Information
June 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
First Trust Indxx Critical Metals ETF
Indxx, Indxx Metaverse Index and Indxx Global Critical Metals Index (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust Bloomberg Artificial Intelligence ETF
First Trust Bloomberg Nuclear Power ETF
“Bloomberg®”, Bloomberg Artificial Intelligence Index, and Bloomberg Nuclear Power Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.